EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Employer contributions	$ 0.1	$ 0.2	$ 0.3
Defined contribution plan expenses	$ 4.2	$ 3.1	$ 1.5